Income Taxes (Schedule of Reconciliation of Effective Income Tax Rate) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Loss for the year before taxes	$ (10,098)	$ (15,043)
Canadian statutory tax rate	27.00%	27.00%
Expected tax recovery	$ (2,726)	$ (4,062)
Difference in foreign tax rates	(84)	(91)
Non-deductible items	356	1,538
Change in tax rate	5,025
Change in unrecognized deferred tax and other items	(2,571)	2,615
Income Tax Expense / (Recovery)